Consolidated Statement of Mezzanine Equity and Shareholders' Equity/Members' Deficit - USD ($) $ in Thousands	Total	Trilogy International Partners LLC	Members' Investment and Mezzanine Equity	Members' Investment and Mezzanine Equity Trilogy International Partners LLC	Accumulated Deficit	Accumulated Deficit Trilogy International Partners LLC	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Trilogy International Partners LLC	Noncontrolling Interest	Noncontrolling Interest Trilogy International Partners LLC	Common Stock	Additional Paid-in Capital [Member]
Balance at Dec. 31, 2015		$ (157,056)		$ 371,349		$ (600,249)		$ 4,270		$ 67,574
Net income (loss)	$ 9,738	9,738				2,108				7,630
Other comprehensive income (loss)	$ 2,526	2,526						1,836		690
Member contribution		5,000		5,000
Dividend to noncontrolling interest		(7,116)								(7,116)
Changes in noncontrolling interests		(1,977)		(3,791)				45		1,769
Balance at Dec. 31, 2016		(148,885)		372,558		(598,141)		6,151		70,547
Trilogy LLC loan conversion				(4,528)				98		4,430
Net income (loss)		(1,066)				(2,703)				1,637
Other comprehensive income (loss)		6,395						4,126		2,269
Member contribution		1,400		1,400
Changes in noncontrolling interests		143								143
Balance at Feb. 06, 2017		(142,013)		369,430		(600,844)		10,375		79,026
Balance at Dec. 31, 2016		(148,885)		372,558		(598,141)		6,151		70,547
Dividend declared, shares	17,416
Net income (loss)	$ (30,058)
Other comprehensive income (loss)	3,304
Balance at Dec. 31, 2017	$ 6,190				$ (53,259)		$ 6,059		$ 53,390
Balance ( in shares) at Dec. 31, 2017	53,815,631										53,815,631
Balance at Feb. 06, 2017		(142,013)		369,430		(600,844)		10,375		79,026
Share exchange with 2degrees noncontrolling interests		$ (1,400)		4,785				1,528		(7,713)
Sale of common shares, value	$ 202,159											$ 202,159
Sale of common shares											44,177,149
Purchase of Trilogy LLC units by TIP Inc., net of issuance costs	(7,838)		$ 191,449									(199,287)
Initial allocation of noncontrolling interest of Trilogy LLC C units (redeemable units)				$ (565,664)	(15,780)	$ 600,844	6,311	$ (11,903)	60,377	$ (71,313)		(2,872)
Share purchase warrants reclassified to liability	(15,298)				(15,298)
Dividend declared	(537)				(662)							125
Dividend declared, shares											17,416
Equity-based compensation	3,475								1,764			1,711
Net income (loss)	(28,992)				(15,337)				(13,655)
Other comprehensive income (loss)	(3,091)						(1,489)		(1,602)
Redemption of Trilogy LLC C units and other	(275)				(6,182)		1,237		6,506			(1,836)
Redemption of Trilogy LLC C units and other											9,621,066
Balance at Dec. 31, 2017	$ 6,190				(53,259)		6,059		53,390
Balance ( in shares) at Dec. 31, 2017	53,815,631										53,815,631
Dividend declared	$ (7,573)				(851)				(6,837)			115
Dividend declared, shares	34,734										34,734
Equity-based compensation	$ 5,985								2,635			3,350
Issuance of shares related to RSUs, net of employee tax withholding	(150)						9		78			(237)
Issuance of shares related to RSUs, net of employee tax withholding											357,684
Net income (loss)	(31,730)				(20,205)				(11,525)
Other comprehensive income (loss)	(6,338)						(2,906)		(3,432)
Redemption of Trilogy LLC C units and other					(994)		266		3,670			(2,942)
Redemption of Trilogy LLC C units and other											3,505,787
Balance at Dec. 31, 2018	$ (33,616)				$ (75,309)		$ 3,428		$ 37,979			$ 286
Balance ( in shares) at Dec. 31, 2018	57,713,836										57,713,836